Description of Business	12 Months Ended
Dec. 31, 2014
Organization And Description Of Business [Line Items]
Description of Business

1. Description of Business

QTS Realty Trust, Inc. (“QTS”) through its controlling interest in QualityTech, LP (the “Operating Partnership” and collectively with QTS and their subsidiaries, the “Company”) and the subsidiaries of the Operating Partnership, is engaged in the business of owning, acquiring, redeveloping and managing multi-tenant data centers. The Company’s portfolio consists of 12 properties with data centers located throughout the continental United States.
QTS was formed as a Maryland corporation on May 17, 2013. On October 15, 2013, QTS completed its initial public offering of 14,087,500 shares of Class A common stock, $0.01 par value per share (the “IPO”), including shares issued pursuant to the underwriters’ option to purchase additional shares, which was exercised in full, and received net proceeds of approximately $279 million. QTS elected to be taxed as a real estate investment trust (“REIT”), for U.S. federal income tax purposes, commencing with its taxable year ended December 31, 2013. As a REIT, QTS generally is not required to pay federal corporate income taxes on its taxable income to the extent it is currently distributed to its stockholders.
Prior to the IPO, QTS had no assets other than cash and deferred offering costs, and had not had any operations other than the issuance of 1,000 shares of common stock to Chad L. Williams in connection with its initial capitalization. The Operating Partnership is a Delaware limited partnership formed on August 5, 2009 and is QTS’ historical predecessor.
Concurrently with the completion of the IPO, the Company consummated a series of transactions, including the merger of General Atlantic REIT, Inc. with the Company, pursuant to which it became the sole general partner and majority owner of QualityTech, LP, the Operating Partnership. QTS contributed the net proceeds received from the IPO to the Operating Partnership in exchange for partnership units therein. As of December 31, 2014, QTS owned approximately 79.6% of the interests in the Operating Partnership. Substantially all of QTS’ assets are held by, and QTS’ operations are conducted through, the Operating Partnership. QTS’ interest in the Operating Partnership entitles QTS to share in cash distributions from, and in the profits and losses of, the Operating Partnership in proportion to QTS’ percentage ownership. As the sole general partner of the Operating Partnership, QTS generally has the exclusive power under the partnership agreement of the Operating Partnership to manage and conduct the Operating Partnership’s business and affairs, subject to certain limited approval and voting rights of the limited partners. QTS’ board of directors manages the Company’s business and affairs.

Qualitytech, LP [Member]
Organization And Description Of Business [Line Items]
Description of Business

1. Description of Business

QTS Realty Trust, Inc. (“QTS”) through its controlling interest in QualityTech, LP (the “Operating Partnership” and collectively with QTS and their subsidiaries, the “Company”) and the subsidiaries of the Operating Partnership, is engaged in the business of owning, acquiring, redeveloping and managing multi-tenant data centers. The Company’s portfolio consists of 12 properties with data centers located throughout the continental United States.
QTS was formed as a Maryland corporation on May 17, 2013. On October 15, 2013, QTS completed its initial public offering of 14,087,500 shares of Class A common stock, $0.01 par value per share (the “IPO”), including shares issued pursuant to the underwriters’ option to purchase additional shares, which was exercised in full, and received net proceeds of approximately $279 million. QTS elected to be taxed as a real estate investment trust (“REIT”), for U.S. federal income tax purposes, commencing with its taxable year ended December 31, 2013. As a REIT, QTS generally is not required to pay federal corporate income taxes on its taxable income to the extent it is currently distributed to its stockholders.
Prior to the IPO, QTS had no assets other than cash and deferred offering costs, and had not had any operations other than the issuance of 1,000 shares of common stock to Chad L. Williams in connection with its initial capitalization. The Operating Partnership is a Delaware limited partnership formed on August 5, 2009 and is QTS’ historical predecessor.
Concurrently with the completion of the IPO, the Company consummated a series of transactions, including the merger of General Atlantic REIT, Inc. with the Company, pursuant to which it became the sole general partner and majority owner of QualityTech, LP, the Operating Partnership. QTS contributed the net proceeds received from the IPO to the Operating Partnership in exchange for partnership units therein. As of December 31, 2014, QTS owned approximately 79.6% of the interests in the Operating Partnership. Substantially all of QTS’ assets are held by, and QTS’ operations are conducted through, the Operating Partnership. QTS’ interest in the Operating Partnership entitles QTS to share in cash distributions from, and in the profits and losses of, the Operating Partnership in proportion to QTS’ percentage ownership. As the sole general partner of the Operating Partnership, QTS generally has the exclusive power under the partnership agreement of the Operating Partnership to manage and conduct the Operating Partnership’s business and affairs, subject to certain limited approval and voting rights of the limited partners. QTS’ board of directors manages the Company’s business and affairs.